30. STATEMENT OF INCOME BY NATURE (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs of sales
Raw materials and consumables	[1]	R$ 17,665,346	R$ 17,790,900	R$ 15,024,871
Salaries and employees benefits		3,618,779	3,637,727	3,679,921
Depreciation		1,787,506	1,381,226	1,304,955
Amortization		126,953	78,627	91,225
Others		2,171,458	2,432,273	2,500,243
Costs of sales		25,370,042	25,320,753	22,601,215
Sales expenses
Indirect and direct logistics expenses		2,133,894	2,260,379	2,034,641
Marketing		558,043	507,979	462,090
Salaries and employees benefits		1,369,277	1,190,189	1,210,708
Depreciation		196,143	69,525	64,128
Amortization		87,423	65,575	65,478
Others		566,886	419,947	371,638
Sales expenses		4,911,666	4,513,594	4,208,683
Administrative expenses
Salaries and employees benefits		298,368	260,604	215,297
Fees		50,349	28,621	30,907
Depreciation		26,064	21,453	28,108
Amortization		26,485	78,713	38,285
Others		214,417	161,774	149,926
Administrative expenses		615,683	551,165	462,523
Impairment Loss on Trade and Other Receivables
Impairment Loss on Trade and Other Receivables		23,899	46,269	67,471
Impairment Loss on Trade and Other Receivables		23,899	46,269	67,471
Other operating expenses
Depreciation	[2]	50,704	52,082	40,117
Others	[2]	1,093,204	316,269	676,288
Other operating expenses	[2]	R$ 1,143,908	R$ 368,351	R$ 716,405

[1]	Includes abnormal losses to production chain.
[2]	The composition of other operating expenses is disclosed in note 28.